FAIR VALUE MEASUREMENTS (Details) - USD ($)		3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 03, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Assets:
Investments held in Trust Account		$ 78,492,794		$ 78,492,794		$ 234,600,000	$ 237,501,000
Liabilities:
Warranty liability		3,523,519		3,523,519		10,580,041	451,987
Change in fair value of derivative liabilities		$ (1,430,870)	$ 1,738,741	$ (2,828,725)	$ 7,881,401	3,436,685	10,128,054
Initial Public Offering | Class A ordinary shares
Liabilities:
Number of shares in a unit	1
Public Warrants
Liabilities:
Warranty liability						10,580,041	$ 451,987
Exercise price of warrant		$ 0.12		$ 0.12			$ 0.12
Public Warrants | Class A ordinary shares
Liabilities:
Exercise price of warrant	$ 11.50
Public Warrants | Initial Public Offering
Liabilities:
Number of warrants in a unit	0.5
Level 1
Assets:
Investments held in Trust Account		$ 78,492,794		$ 78,492,794		234,600,000	$ 237,501,000
Level 1 | Public Warrants
Liabilities:
Warranty liability		1,725,000		1,725,000		5,198,000	213,900
Level 3 | Private Placement Warrants
Liabilities:
Warranty liability		$ 1,798,519		$ 1,798,519		$ 5,382,041	$ 238,087